Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities
Summary of balance sheet and income statement of VIEs

	December 31,
	2022	2021
ASSETS
Cash	$1,759	$7,570
Clinic fees and insurance receivables, net	323	61
Prepaid expenses and other current assets	121	407
Other receivable	855	—
Property and equipment, net	44	36
Goodwill	—	—
Due from consolidated entities of P3	3,012	—
Investment in other P3 entities	—	6,000
TOTAL ASSETS	$6,114	$14,074
LIABILITIES AND MEMBERS’ DEFICIT
Accounts payable	$7,800	$4,779
Accrued expenses and other current liabilities	262	26
Accrued payroll	1,885	1,303
Due to consolidated entities of P3	36,025	24,111
TOTAL LIABILITIES	45,972	30,219
MEMBERS’ DEFICIT	(39,858)	(16,145)
TOTAL LIABILITIES AND MEMBERS’ DEFICIT	$6,114	$14,074

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Revenue	$55,237	$844	$7,580
Expenses	69,638	1,203	12,293
Net loss	$(14,401)	$(359)	$(4,713)